American Century Variable Portfolios, Inc.
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND * VP GROWTH FUND
VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND * VP LARGE COMPANY VALUE FUND
VP MID CAP VALUE FUND * VP ULTRA® FUND * VP VALUE FUND * VP VISTA(SM) FUND

Supplement dated October 3, 2007 * Statement of Additional Information dated May 1,
2007

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRY FOR VP BALANCED ON PAGE
50 OF THE SAI.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
                                REGISTERED                         OTHER ACCOUNTS
                                INVESTMENT                         (E.G., SEPARATE
                                COMPANIES                          ACCOUNTS AND
                                (E.G., OTHER     OTHER POOLED      CORPORATE
                                AMERICAN         INVESTMENT        ACCOUNTS,
                                CENTURY FUNDS    VEHICLES (E.G.,   INCLUDING
                                AND AMERICAN     COMMINGLED        INCUBATION
                                CENTURY -        TRUSTS AND        STRATEGIES AND
                                SUBADVISED       529 EDUCATION     CORPORATE
                                FUNDS)           SAVINGS PLANS)    MONEY)
----------------------------------------------------------------------------------
VP Balanced
----------------------------------------------------------------------------------
William     Number of Other     14               2                 4
Martin      Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other     $7,820,834,167   $109,573,998      $330,067,032
            Accounts Managed
----------------------------------------------------------------------------------
Thomas P.   Number of Other     12               2                 3
Vaiana      Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other     $6,721,401,858   $109,573,998      $328,025,267
            Accounts Managed
----------------------------------------------------------------------------------
Fei Zou     Number of Other     6                1                 2
            Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other     $4,391,729,880   $65,656,867       $20,423,867
            Accounts Managed
----------------------------------------------------------------------------------
G. David    Number of Other     8                1                 1
MacEwen     Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other     $2,262,029,646   $65,656,867       $28,466,442
            Accounts Managed
----------------------------------------------------------------------------------
Robert V.   Number of Other     17               2                 1
Gahagan     Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other     $7,244,559,657   $1,836,069,469    $28,466,442
            Accounts Managed
----------------------------------------------------------------------------------
James F.    Number of Other     8                1                 1
Keegan      Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other     $1,893,907,142   $65,656,867       $28,466,442
            Accounts Managed
----------------------------------------------------------------------------------
Jeffrey L.  Number of Other     7                1                 1
Houston     Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other     $1,814,115,105   $65,656,867       $28,466,442
            Accounts Managed
----------------------------------------------------------------------------------
Alejandro   Number of Other     11               1                 1
H. Aguilar  Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other     $5,113,742,126   $65,656,867       $28,466,442
            Accounts Managed
----------------------------------------------------------------------------------

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
                                   REGISTERED                           OTHER ACCOUNTS
                                   INVESTMENT                           (E.G., SEPARATE
                                   COMPANIES                            ACCOUNTS AND
                                   (E.G., OTHER      OTHER POOLED       CORPORATE
                                   AMERICAN          INVESTMENT         ACCOUNTS,
                                   CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                   AND AMERICAN      COMMINGLED         INCUBATION
                                   CENTURY -         TRUSTS AND         STRATEGIES AND
                                   SUBADVISED        529 EDUCATION      CORPORATE
                                   FUNDS)            SAVINGS PLANS)     MONEY)
---------------------------------------------------------------------------------------
VP Balanced
---------------------------------------------------------------------------------------
Brian          Number of Other     9                 1                  1
Howell         Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $3,260,442,417    $65,656,867        $28,466,442
               Accounts Managed
---------------------------------------------------------------------------------------
John F.        Number of Other     7                 1                  1
Walsh          Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $1,814,115,105    $65,656,867        $28,466,442
               Accounts Managed
---------------------------------------------------------------------------------------
Dan            Number of Other     11                1                  1
Shiffman       Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $5,113,742,126    $65,656,867        $28,466,442
               Accounts Managed
---------------------------------------------------------------------------------------
Jim Platz(1)   Number of Other     11                1                  0
               Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $4,690,116,503    $51,961,193        N/A
               Accounts Managed
---------------------------------------------------------------------------------------
Seth B.        Number of Other     15                1                  0
Plunkett(1)    Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $5,651,495,303    $51,961,193        N/A
               Accounts Managed
---------------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

THE FOLLOWING REPLACES THE SECTION OWNERSHIP OF SECURITIES section on page 55 of the SAI.

Ownership of Securities

As of December 31, 2006, the funds' most recent year end, none of the portfolio managers beneficially owned shares of the fund they manage. As of February 13,
2007, none of the portfolio managers of VP Capital Appreciation and VP Vista beneficially owned shares of the fund they manage. As of August 10, 2007, portfolio manager Steve Lurito did not beneficially own shares of VP Ultra. As of September 21, 2007, portfolio managers Jim Platz and Seth Plunkett did not beneficially own shares of VP Balanced. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because these portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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